UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4748

Dreyfus Premier Fixed Income Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Bond Fund
July 31, 2006 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--144.5%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense--.1%
L-3 Communications,
Bonds	3.00	8/1/35	625,000 a	614,062
Agricultural--.4%
Altria Group,
Debs.	7.75	1/15/27	2,000,000 b	2,329,670
Airlines--.0%
US Airways,
Enhanced Equip. Notes, Ser. CL
C	8.93	10/15/09	1,435,843 c,d	144
Asset-Backed Ctfs./Automobile Receivables--2.0%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	1,100,000 a	1,079,023
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,450,000 a	1,439,908
Capital One Auto Finance Trust,
Ser. 2003-B, Cl. A4	3.18	9/15/10	350,000	344,321
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,400,000	1,378,977
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,985,000	1,949,316
GS Auto Loan Trust,
Ser. 2004-1, Cl. A4	2.65	5/16/11	475,000	465,750
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	1,859,960	1,857,961
Navistar Financial Owner Trust,
Ser. 2003-A, Cl. A4	2.24	11/15/09	716,495	706,105
Onyx Acceptance Grantor Trust,
Ser. 2003-D, Cl. A4	3.20	3/15/10	604,031	596,295
Triad Auto Receivables Owner
Trust, Ser. 2002-A, Cl. A4	3.24	8/12/09	268,556	268,459
WFS Financial Owner Trust,
Ser. 2004-1, Cl. A4	2.81	8/22/11	500,000	489,238
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,560,000	2,518,118
				13,093,471
Asset-Backed Ctfs./Credit Cards--2.3%
BA Credit Card Trust,
Ser. 2002-C1, Cl. C1	6.80	7/15/14	11,322,000	11,915,956
Capital One Multi-Asset Execution
Trust, Ser. 2004-C1, Cl. C1	3.40	11/16/09	3,410,000	3,376,225
				15,292,181
Asset-Backed Ctfs./Home Equity Loans--11.6%
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	2,550,000 e	2,434,291
Bear Stearns Asset Backed
Securities, Ser. 2005-TC1,
Cl. A1	5.50	5/25/35	126,950 e	126,950
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.44	6/25/36	1,871,836 e	1,872,819
CIT Group Home Equity Loan Trust,

Ser. 2002-1, Cl. AF4	5.97	3/25/29	4,702	4,686
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B	5.60	2/25/35	493,404 e	494,140
Countrywide Asset-Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.52	7/25/36	2,817,953 e	2,819,886
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	2,388,754 e	2,375,737
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.49	8/25/35	654,634 e	655,183
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	3,167,000 e	3,093,908
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	1,181,513 e	1,177,065
First NLC Trust,
Ser. 2005-3, Cl. AV2	5.62	12/25/35	4,650,000 e	4,654,975
GSAA Trust,
Ser. 2006-7, Cl. AV1	5.47	3/25/46	5,257,069 e	5,260,354
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.50	11/25/35	1,953,864 e	1,955,326
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.97	2/25/36	1,870,000 e	1,878,288
Home Equity Asset Trust,
Ser. 2005-8, Cl. M7	6.51	2/25/36	1,175,000 e	1,189,082
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.43	4/25/36	2,684,847 e	2,686,484
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A	5.48	3/25/35	52,686 e	52,718
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.50	7/25/35	1,400,186 e	1,401,339
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.44	4/25/36	2,003,527 e	2,004,748
Newcastle Mortgage Securities
Trust, Ser. 2006-1, Cl. A1	5.46	3/25/36	4,993,526 e	4,997,323
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	3,029,484 e	3,010,129
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	2,100,000 e	2,075,765
Renaissance Home Equity Loan
Trust, Ser. 2006-1, Cl. AF2	5.53	5/25/36	3,000,000 e	2,987,917
Residential Asset Mortgage
Products, Ser. 2004-RS12,
Cl. AI6	4.55	12/25/34	1,450,000	1,393,832
Residential Asset Mortgage
Products, Ser. 2005-RS3,
Cl. AIA1	5.49	3/25/35	530,169 e	530,542
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.49	4/25/35	684,979 e	685,495
Residential Asset Mortgage
Products, Ser. 2005-RS2,
Cl. AII1	5.50	2/25/35	161,589 e	161,705
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.87	2/25/35	2,105,000 e	2,132,460

Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.94	2/25/35	600,000 e	609,259
Residential Asset Securities,
Ser. 2006-EMX3, Cl. A1	5.45	4/25/36	1,865,314 e	1,866,611
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	1,763,000	1,719,098
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.82	9/25/35	2,290,000 e	2,301,151
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.83	10/25/35	875,000 e	879,976
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.84	9/25/35	2,585,000 e	2,596,194
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.86	10/25/35	555,000 e	557,355
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.50	3/25/36	741,820 e	742,231
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	8,057,564 e	7,974,888
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.73	5/25/35	1,400,000 e	1,379,323
Specialty Underwriting &
Residential Finance,
Ser. 2005-BC1, Cl. A1A	5.50	12/25/35	332,906 e	333,137
				75,072,370
Asset-Backed Ctfs./Manufactured Housing--.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	2,547,147	2,638,340
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,500,000	1,483,788
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,000,000	984,083
				5,106,211
Asset-Backed Ctfs./Other--.4%
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.06	6/25/36	499,901 e	493,402
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.22	9/25/36	2,000,000 e	2,012,500
				2,505,902
Auto Manufacturing--1.0%
DaimlerChrysler NA Holding,
Notes	4.88	6/15/10	1,100,000	1,060,802
DaimlerChrysler NA Holding,
Gtd. Notes, Ser. E	5.68	10/31/08	3,745,000 e	3,765,298
DaimlerChrysler NA Holding,
Gtd. Notes	5.74	3/13/09	1,925,000 b,e	1,928,394
				6,754,494
Banking--6.2%
Bacob Bank,
Sub. Notes	7.25	9/29/49	1,410,000 a,e	1,433,753
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,710,000	1,731,375
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	3,090,000 a,e	2,889,478
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	350,000	354,009
Colonial Bank NA/Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,530,000	1,536,909

Colonial Bank NA/Montgomery, AL,
Sub. Notes	8.00	3/15/09	540,000	562,862
Crestar Capital Trust I,
Gtd. Cap. Secs.	8.16	12/15/26	1,165,000	1,219,769
Glitnir Banki,
Notes	5.67	10/15/08	1,025,000 a,e	1,018,370
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	3,305,000 a,e	3,132,377
Popular North America,
Notes	5.65	12/12/07	1,815,000 e	1,819,443
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	735,000 a,e	713,237
Sovereign Bancorp,
Sr. Notes	5.51	3/1/09	2,965,000 a,e	2,971,422
USB Capital IX,
Gtd. Notes	6.19	4/15/42	5,060,000 e	5,022,966
Washington Mutual Preferred
Funding Delaware, Bonds	6.53	3/29/49	1,800,000 a,b,e	1,752,066
Washington Mutual,
Sub. Notes	4.63	4/1/14	3,680,000	3,355,262
Washington Mutual,
Notes	5.81	1/15/10	1,550,000 e	1,558,055
Wells Fargo Capital B,
Bonds	7.95	12/1/26	1,200,000 a	1,253,628
Wells Fargo Capital I,
Gtd. Cap. Secs.	7.96	12/15/26	450,000	470,412
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	2,390,000	2,638,789
Zions Bancorporation,
Sr. Unscd. Notes	5.63	4/15/08	3,000,000 e	3,003,234
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,990,000	1,996,213
				40,433,629
Building & Construction--1.0%
American Standard,
Gtd. Notes	7.38	2/1/08	2,115,000	2,158,271
Centex,
Notes	4.75	1/15/08	1,010,000	992,217
DR Horton,
Gtd. Notes	5.88	7/1/13	1,870,000	1,756,121
DR Horton,
Gtd. Notes	8.00	2/1/09	1,250,000	1,300,545
				6,207,154
Chemicals--1.1%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	735,000	777,262
ICI North America,
Debs.	8.88	11/15/06	1,075,000	1,084,018
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	575,000	558,186
ICI Wilmington,
Gtd. Notes	5.63	12/1/13	1,525,000	1,474,824
ICI Wilmington,
Gtd. Notes	7.05	9/15/07	1,025,000 b	1,039,734
Lubrizol,
Debs.	6.50	10/1/34	955,000 b	936,165
RPM International,
Sr. Notes	4.45	10/15/09	1,415,000	1,354,820

				7,225,009
Commercial & Professional Services--1.2%
Aramark Services,
Gtd. Notes	6.38	2/15/08	2,600,000	2,599,841
Aramark Services,
Gtd. Notes	7.00	5/1/07	2,415,000	2,424,952
Erac USA Finance,
Notes	5.74	4/30/09	965,000 a,e	966,704
Erac USA Finance,
Notes	7.95	12/15/09	1,095,000 a	1,167,923
RR Donnelley & Sons,
Notes	5.00	11/15/06	1,000,000	996,400
				8,155,820
Commercial Mortgage Pass-Through Ctfs.--4.5%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.79	11/25/35	2,648,252 a,e	2,648,252
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.97	8/25/33	883,791 a,e	886,681
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.97	12/25/33	1,122,324 a,e	1,125,831
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	6.03	4/25/36	494,682 a,e	494,682
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	6.04	1/25/36	673,183 a,e	673,183
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.59	4/25/34	447,499 a,e	454,642
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	8.09	7/25/36	390,571 a,e	390,495
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.34	4/25/36	607,419 a,e	607,419
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.39	11/25/35	651,820 a,e	662,106
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	1,550,000	1,496,335
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18,
Cl. A2	4.56	2/13/42	1,900,000 e	1,850,364
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,035,000 a	2,093,440
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificate, Ser. 2006-HC1A,
Cl. A1	5.56	5/15/23	3,150,000 a,e	3,153,006
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,815,000 a	1,790,366
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	2,275,000 a	2,271,162
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	550,000 a	550,541
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	1,475,000	1,429,380
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	6,753,738 a	6,476,594
				29,054,479
Diversified Financial Services--11.3%

American Express,
Notes	6.80	9/1/66	1,000,000 e	1,011,987
Ameriprise Financial,
Jr. Sub. Bonds	7.52	6/1/66	1,650,000 e	1,699,843
Amvescap,
Notes	4.50	12/15/09	3,500,000	3,374,550
Amvescap,
Notes	5.38	12/15/14	900,000	861,425
Amvescap,
Sr. Notes	5.90	1/15/07	1,960,000	1,962,132
CIT Group,
Sr. Notes	5.32	8/15/08	2,820,000 e	2,828,116
Countrywide Home Loans,
Gtd. Notes, Ser. L	2.88	2/15/07	3,345,000	3,298,538
Countrywide Home Loans,
Notes	4.13	9/15/09	2,010,000	1,927,289
Countrywide Home Loans,
Gtd. Notes, Ser. J	5.50	8/1/06	1,200,000	1,200,000
FCE Bank,
Notes EUR	4.06	9/30/09	1,350,000 e,f	1,593,818
Fondo LatinoAmericano De Reservas,
Notes	3.00	8/1/06	4,555,000 a	4,555,000
General Motors Acceptance,
Notes	6.41	1/16/07	3,210,000 e	3,204,122
Glencore Funding,
Gtd. Notes	6.00	4/15/14	3,920,000 a	3,651,468
HSBC Finance,
Sr. Notes	5.68	9/14/12	4,195,000 e	4,219,193
Jefferies Group,
Sr. Notes	7.75	3/15/12	1,050,000	1,138,827
Kaupthing Bank,
Notes	7.13	5/19/16	4,100,000 a	4,151,504
Leucadia National,
Sr. Notes	7.00	8/15/13	1,520,000	1,497,200
MBNA Capital A,
Gtd. Notes, Ser. A	8.28	12/1/26	1,300,000	1,361,698
Mizuho JGB Investment,
Bonds	9.87	12/29/49	1,620,000 a,e	1,739,093
MUFG Capital Finance I,
Gtd. Bonds	6.35	7/29/49	3,650,000 e	3,559,418
Pemex Finance,
Bonds	9.69	8/15/09	3,250,000	3,553,631
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	1,645,000	1,640,858
Residential Capital,
Gtd. Notes	7.34	4/17/09	3,300,000 a,e	3,298,736
SB Treasury,
Bonds	9.40	12/29/49	3,330,000 a,e	3,544,432
SLM,
Notes, Ser. A	5.63	7/27/09	5,300,000 e	5,307,325
ST. George Funding,
Bonds	8.49	12/29/49	2,970,000 a,e	3,188,669
Tokai Preferred Capital,
Bonds	9.98	12/29/49	3,115,000 a,b,e	3,347,189
Windsor Financing,
Gtd. Notes	5.88	7/15/17	887,749 a	875,980
				73,592,041
Diversified Metals & Mining--1.1%

Falconbridge,
Bonds	5.38	6/1/15	375,000	347,341
Falconbridge,
Notes	6.00	10/15/15	2,270,000	2,196,023
Falconbridge,
Debs.	7.35	11/1/06	2,755,000	2,764,921
Southern Copper,
Sr. Notes	7.50	7/27/35	2,020,000	2,008,868
				7,317,153
Electric Utilities--5.1%
Ameren,
Bonds	4.26	5/15/07	800,000	791,900
American Electric Power,
Sr. Notes	4.71	8/16/07	1,400,000 e	1,387,347
Cinergy,
Debs.	6.53	12/16/08	1,405,000	1,432,908
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	1,900,000 a	2,047,678
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	3,115,000	3,019,584
Dominion Resources/VA,
Sr. Notes, Ser. D	5.79	9/28/07	3,790,000 e	3,794,002
FirstEnergy,
Notes, Ser. A	5.50	11/15/06	1,650,000	1,649,503
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	3,530,000	3,632,419
FPL Energy National Wind,
Scd. Notes	5.61	3/10/24	712,785 a	692,052
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	2,850,000	2,850,299
Mirant North America,
Sr. Notes	7.38	12/31/13	780,000 a	753,675
National Grid,
Notes	6.30	8/1/16	1,345,000	1,356,496
NiSource Finance,
Gtd. Notes	5.76	11/23/09	1,775,000 e	1,779,146
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	2,000,000	2,045,588
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	1,050,000	1,052,298
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	3,420,000	3,299,048
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,750,000	1,747,739
				33,331,682
Environmental Control--.6%
Oakmont Asset Trust,
Notes	4.51	12/22/08	975,000 a	944,869
Waste Management,
Sr. Notes	6.50	11/15/08	1,280,000	1,303,322
Waste Management,
Sr. Notes	7.00	7/15/28	1,350,000	1,425,827
				3,674,018
Food & Beverages--.9%
HJ Heinz,
Notes	6.43	12/1/20	2,250,000 a	2,289,206
Safeway,
Sr. Unscd. Notes	4.13	11/1/08	1,295,000	1,251,673

Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	1,250,000 b	1,246,875
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	1,100,000	1,087,290
					5,875,044
Foreign Governmental--2.6%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.87	6/16/08	2,445,000 e	2,417,616
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	1,155,000	1,120,481
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	13,070,000 b,f	6,037,853
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	35,640,000 f	3,377,234
Republic of Argentina,
Bonds		4.89	8/3/12	4,445,000 e	3,762,201
					16,715,385
Health Care--1.5%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	2,100,000	2,088,288
Coventry Health Care,
Sr. Notes		5.88	1/15/12	1,170,000	1,147,231
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	4,725,000	5,057,498
Teva Pharmaceutical Finance,
Gtd. Notes		6.15	2/1/36	1,290,000	1,169,484
					9,462,501
Lodging & Entertainment--.7%
Carnival,
Notes		7.30	6/1/07	1,750,000	1,770,955
Harrah's Operating,
Gtd. Notes		7.13	6/1/07	1,410,000	1,424,214
Mohegan Tribal Gaming Authority,
Sr. Notes		6.13	2/15/13	1,355,000	1,294,025
Speedway Motorsports,
Sr. Sub. Notes		6.75	6/1/13	215,000	208,550
					4,697,744
Machinery--.2%
Terex,
Gtd. Notes		7.38	1/15/14	1,540,000	1,536,150
Manufacturing--1.0%
Bombardier,
Notes		6.30	5/1/14	2,095,000 a	1,843,600
Tyco International Group,
Gtd. Notes		5.80	8/1/06	2,765,000	2,765,000
Tyco International Group,
Gtd. Notes		6.88	1/15/29	1,695,000	1,795,366
					6,403,966
Media--2.8%
CBS,
Gtd. Notes		5.63	5/1/07	1,400,000	1,400,266
Clear Channel Communications,
Notes		4.25	5/15/09	1,800,000	1,720,696
Clear Channel Communications,
Sr. Unscd. Notes		4.50	1/15/10	2,300,000	2,182,737
Comcast,
Gtd. Bonds		5.80	7/14/09	3,000,000 e	3,006,126

Liberty Media,
Sr. Notes	6.83	9/17/06	3,700,000 e	3,709,324
Media General,
Gtd. Notes	6.95	9/1/06	2,895,000	2,895,973
Time Warner,
Gtd. Debs.	7.70	5/1/32	1,135,000	1,236,922
Univision Communications,
Gtd. Notes	2.88	10/15/06	2,170,000	2,155,237
				18,307,281
Oil & Gas--3.9%
BJ Services,
Sr. Unscd. Notes	5.44	6/1/08	6,750,000 e	6,754,023
Chesapeake Energy,
Sr. Unscd. Notes	7.63	7/15/13	1,075,000	1,097,844
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	1,100,000	1,020,298
Enterprise Products Operating,
Sr. Notes, Ser. B	4.00	10/15/07	470,000	460,159
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	4,035,000	3,895,058
ONEOK,
Sr. Unscd. Notes	5.51	2/16/08	1,635,000	1,630,633
Plains All American Pipeline/PAA
Finance, Sr. Notes	5.63	12/15/13	4,436,000 b	4,304,087
Plains All American Pipeline/PAA
Finance, Sr. Notes	5.88	8/15/16	4,672,000	4,554,588
Sempra Energy,
Sr. Notes	4.62	5/17/07	1,365,000	1,355,347
				25,072,037
Packaging & Containers--.5%
Crown Americas/Capital,
Sr. Notes	7.63	11/15/13	1,200,000 a	1,191,000
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	650,000 a	644,313
Sealed Air,
Bonds	6.88	7/15/33	1,770,000 a	1,725,477
				3,560,790
Paper & Forest Products--.5%
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,530,000 a	1,444,080
Temple-Inland,
Bonds	6.63	1/15/18	1,525,000	1,547,957
				2,992,037
Property/Casualty Insurance--2.4%
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,590,000	1,749,418
AON,
Notes	6.95	1/15/07	1,600,000	1,607,802
Assurant,
Sr. Notes	6.75	2/15/34	885,000	893,283
Chubb,
Sr. Notes	5.47	8/16/08	3,350,000	3,344,988
Hanover Insurance Group,
Debs.	7.63	10/15/25	125,000	126,799
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	1,190,000	1,191,197
Lincoln National,
Bonds	7.00	5/17/66	1,670,000 b,e	1,698,843

Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	2,200,000	2,196,564
Nippon Life Insurance,
Notes	4.88	8/9/10	1,900,000 a	1,842,289
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	1,025,000	1,030,280
				15,681,463
Real Estate Investment Trusts--6.3%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,435,000	1,371,140
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	230,000 b	219,161
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	455,000	447,849
Arden Realty,
Notes	5.25	3/1/15	2,275,000	2,204,068
Boston Properties,
Sr. Notes	5.63	4/15/15	1,120,000	1,092,804
Duke Realty,
Notes	3.50	11/1/07	1,055,000	1,026,385
Duke Realty,
Sr. Notes	5.25	1/15/10	1,885,000	1,852,740
EOP Operating,
Notes	6.11	10/1/10	1,075,000 e	1,086,075
EOP Operating,
Notes	6.76	6/15/07	3,250,000	3,278,389
EOP Operating,
Sr. Notes	7.00	7/15/11	2,675,000	2,802,244
ERP Operating,
Notes	4.75	6/15/09	1,000,000	979,452
ERP Operating,
Notes	5.13	3/15/16	1,125,000	1,055,561
Federal Realty Investment Trust,
Notes	6.00	7/15/12	760,000	768,153
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	3,800,000	3,547,228
HRPT Properties Trust,
Sr. Unscd. Notes	5.94	3/16/11	3,575,000 e	3,582,926
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	2,300,000	2,234,850
Mack-Cali Realty,
Notes	5.25	1/15/12	800,000	776,158
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	1,505,000	1,473,356
Regency Centers,
Gtd. Notes	5.25	8/1/15	2,000,000	1,893,556
Simon Property Group,
Notes	4.60	6/15/10	1,512,000	1,460,743
Simon Property Group,
Notes	4.88	8/15/10	1,180,000	1,152,001
Socgen Real Estate,
Bonds	7.64	12/29/49	6,375,000 a,e	6,519,050
				40,823,889
Residential Mortgage Pass-Through Ctfs.--5.1%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	1,859,348 a,e	1,856,154
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	1,002,715 e	992,005

Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	2,350,000 e	2,255,977
Countrywide Alternative Loan
Trust, Ser. 2005-J4, Cl. 2A1B	5.51	7/25/35	228,457 e	228,528
Countrywide Home Loan Mortgage
Pass Through Trust,
Ser. 2002-J4, Cl. B3	5.85	10/25/32	342,247 e	324,318
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	4,329,081	4,334,927
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.14	2/25/36	1,944,953 e	1,948,185
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.89	2/25/36	1,588,378 e	1,562,928
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.74	5/25/36	1,016,857 e	1,019,254
JP Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	1,154,325	1,116,899
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	2,355,000 e	2,259,688
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,630,000 e	1,576,063
Prudential Home Mortgage
Securities, REMIC,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	4,486 a,e	4,437
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	4,525,000 e	4,409,679
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.55	2/25/35	6,723,713 e	6,560,270
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	2,500,000	2,409,877
				32,859,189
Retail--.3%
May Department Stores,
Notes	3.95	7/15/07	750,000	737,300
May Department Stores,
Gtd. Notes	5.95	11/1/08	1,035,000	1,041,250
				1,778,550
State/Territory Gen Oblg--2.0%
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.31	6/1/34	5,055,000	5,149,427
Michigan Tobacco Settlement
Finance Authority, Taxable
Tobacco Settlement
Asset-Backed Bonds	7.43	6/1/34	1,500,000 e	1,500,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	2,580,000	2,499,323
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	4,090,000	4,012,126
				13,160,876
Technology--.2%
Freescale Semiconductor,

Sr. Notes	6.88	7/15/11	1,150,000		1,173,000
Telecommunications--8.1%
AT & T,
Notes	5.26	5/15/08	3,700,000	e	3,703,145
Deutsche Telekom International
Finance, Gtd. Notes	5.63	3/23/09	6,535,000	e	6,543,999
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	5,980,000		6,458,825
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	2,255,000		2,645,541
France Telecom,
Notes	7.75	3/1/11	1,770,000		1,919,315
Nextel Communications,
Sr. Notes, Ser. F	5.95	3/15/14	1,405,000		1,363,616
Nextel Partners,
Sr. Notes	8.13	7/1/11	1,585,000		1,666,231
Nordic Telephone Holdings,
Sr. Notes EUR	8.25	5/1/16	600,000	a,f	802,013
PanAmSat,
Gtd. Notes	9.00	6/15/16	1,350,000	a	1,385,438
Qwest,
Sr. Notes	7.88	9/1/11	1,965,000		2,043,600
Qwest,
Sr. Notes	8.58	6/15/13	1,600,000	e	1,720,000
Sprint Capital,
Gtd. Notes	8.75	3/15/32	1,380,000		1,685,692
Telecom Italia Capital,
Gtd. Notes	5.63	2/1/11	1,895,000	e	1,893,116
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	13,280,000	b	13,352,456
Verizon Global Funding,
Sr. Notes	5.30	8/15/07	2,525,000	e	2,527,076
Windstream,
Sr. Notes	8.13	8/1/13	1,945,000	a	2,032,525
Windstream,
Sr. Notes	8.63	8/1/16	620,000	a	647,900
					52,390,488
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	1,370,000		1,349,154
Transportation--.3%
Ryder System,
Notes	3.50	3/15/09	1,980,000		1,870,314
U.S. Government Agencies/Mortgage-Backed--23.5%
Federal Home Loan Mortgage Corp,:
6.50%, 3/1/32			966,532		983,107
Multiclass Mortgage
Participation Ctfs.
(Interest Only Obligations)
REMIC, Ser. 2752, Cl. GM			4,000,000	g	648,104
Multiclass Mortgage
Participation Ctfs.
(Interest Only Obligations)
REMIC, Ser. 2731, Cl. PY			4,367,209	g	686,355
Federal National Mortgage Association:
5.00%			17,000,000	h	16,511,250
5.50%			25,900,000	h	25,422,646
6.00%			56,125,000	h	56,255,813

5.00%, 12/1/17	1,036,413	1,011,467
5.50%, 2/1/33 - 9/1/34	16,362,361	15,940,434
6.00%, 6/1/22 - 9/1/34	3,737,847	3,731,505
6.50%, 11/1/08 - 10/1/32	250,443	254,482
7.00%, 9/1/14	97,734	100,433
REMIC, Trust, Gtd.
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	5,126,045	5,046,899
Government National Mortgage Association I:
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	573,349	546,371
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	2,078,675	2,023,745
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	2,049,328	1,980,230
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	1,995,201	1,933,143
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	2,573,587	2,482,122
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	2,354,160	2,291,543
Ser. 2005-67, Cl. A, 4.22%,
6/16/21	1,857,949	1,813,394
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	1,983,092	1,938,710
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	4,725,000	4,595,771
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	5,535,000	5,497,923
Government National Mortgage Association II:
4.50%, 7/20/30	498,241 e	497,169
5.38%, 4/20/30	420,557 e	421,196
		152,613,812
U.S. Government Securities--30.8%
U.S. Treasury Bonds
4.50%, 2/15/36	12,070,000 i	11,020,477
U.S. Treasury Notes
4.88%, 7/31/11	189,480,000 i	189,272,898
		200,293,375
Total Bonds and Notes
(cost $946,533,106)		938,376,535

Preferred Stocks--.3%	Shares	Value ($)

Banking--.2%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	22,050	992,250
Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	14,950	740,025
Total Preferred Stocks
(cost $1,816,756)		1,732,275

	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options--.1%
12-Month Euribor Interest Swap,

5.223%, March 2007 @ 4.488	48,790,000	57,226
Dow Jones CDX.EM.5
August 2006 @ .9805	12,510,000	212,670
Dow Jones CDX.EM.5
August 2006 @ .982	21,090,000	297,369
		567,265
Put Options--.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	12,414,000	85,777
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @
5.75	128,715,000	46,283
		132,060
Total Options
(cost $796,067)		699,325

	Principal
Short-Term Investments--1.6%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.72%, 9/7/06	625,000 j	621,919
4.85%, 9/21/06	10,000,000	9,932,100
Total Short-Term Investments
(cost $10,553,260)		10,554,019

Other Investment--.7%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,542,000)	4,542,000 k	4,542,000

Investment of Cash Collateral
for Securities Loaned--3.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,259,400)	20,259,400 k	20,259,400

Total Investments (cost $984,500,589)	150.3%	976,163,554
Liabilities, Less Cash and Receivables	(50.3%)	(326,575,565)
Net Assets	100.0%	649,587,989

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $101,728,178 or 15.7% of net assets.
b All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on loan is $19,825,148 and the total market value of the collateral held by the fund is $20,259,400.
c Non-income producing--security in default.
d The value of this security has been determined in good faith under the direction of the Board of Trustees.
e Variable rate security--interest rate subject to periodic change.
f Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real EUR--Euro MXN--Mexican New Peso
g Notional face amount shown.
h Purchased on a forward commitment basis.
i Purchased on a delayed delivery basis.
j All or partially held by a broker as collateral for open financial futures positions.
k Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Short
U.S. Treasury 10 year Notes	440	(46,653,750)	September 2006	(381,250)

STATEMENT OF OPTIONS WRITTEN
July 31, 2006 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)	Value ($)

Call Options
Dow Jones CDX.EM.5
August 2006 @ .99			25,020,000	(250,200)
Dow Jones CDX.EM.5
August 2006 @ .9915			42,180,000	(282,606)
Dow Jones CDX.IG.4
September 2006 @ .45			33,275,000	(64,321)
September 2006 10 Year Future
August 2006 @ 107			337,000	(36,861)
				(633,988)
Put Options
Dow Jones CDX.IG.4
September 2006 @ .45			33,275,000	(23,925)
12-Month Euribor Interest Swap,
5.973%, March 2007 @ 5.973			48,790,000	(145,140)
September 2006 10 Year Future
August 2006 @ 103			337,000	(5,267)
				(174,332)
Total Options
(premiums received $640,915)				(808,320)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Fixed Income Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)